Payden / Kravitz Cash Balance Plan Fund

Schedule of Investments - January 31, 2020 (Unaudited)
Principal or Shares	Security Description	Value (000)
Asset Backed (23%)
370,000	Barings CLO Ltd. 2016-II 144A, (3 mo. LIBOR
	USD + 3.250%), 5.07%, 7/20/28 (a)(b)	$371
600,000	BDS 2020-FL5 Ltd. 144A, (1 mo. LIBOR USD
	+ 2.750%), 4.53%, 2/16/37 (a)(b)	602
1,050,000	Blackrock European CLO III DAC 144A, (3 mo.
	EURIBOR + 0.850%), 0.85%, 4/15/30
	EUR (a)(b)(c)	1,165
250,000	Blackrock European CLO IV DAC 144A, (3 mo.
	EURIBOR + 1.300%), 1.30%, 7/15/30
	EUR (a)(b)(c)	276
350,000	Blackrock European CLO IV DAC 144A, (3 mo.
	EURIBOR + 2.650%), 2.65%, 7/15/30
	EUR (a)(b)(c)	389
500,000	BlueMountain CLO 2015-2 Ltd. 144A, (3 mo.
	LIBOR USD + 2.750%), 4.57%, 7/18/27 (a)(b)	480
850,000	BlueMountain Fuji U.S. CLO I Ltd., (3 mo.
	LIBOR USD + 1.700%), 3.52%, 7/20/29 (a)(d)	850
850,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo.
	LIBOR USD + 1.300%), 2.98%, 9/15/35 (a)(b)	852
700,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo.
	LIBOR USD + 1.600%), 3.28%, 9/15/35 (a)(b)	704
550,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo.
	LIBOR USD + 2.100%), 3.78%, 9/15/35 (a)(b)	553
500,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo.
	LIBOR USD + 2.750%), 4.43%, 9/15/35 (a)(b)	504
995,338	Carlyle Global Market Strategies Euro CLO
	2015-2 DAC 144A, (3 mo. EURIBOR
	+ 0.730%), 0.73%, 9/21/29 EUR (a)(b)(c)	1,106
500,000	Carlyle Global Market Strategies Euro CLO
	2015-2 DAC 144A, (3 mo. EURIBOR
	+ 2.700%), 2.70%, 9/21/29 EUR (a)(b)(c)	557
800,000	CARS-DB4 LP 144A, 4.17%, 2/15/50 (b)	808
200,000	CARS-DB4 LP 144A, 4.52%, 2/15/50 (b)	203
300,000	CARS-DB4 LP 144A, 4.95%, 2/15/50 (b)	308
1,000,000	Cedar Funding VI CLO Ltd. 144A, (3 mo.
	LIBOR USD + 1.600%), 3.42%, 10/20/28 (a)(b)	1,002
300,000	CIFC Funding 2013-III-R Ltd. 144A, (3 mo.
	LIBOR USD + 2.900%), 4.70%, 4/24/31 (a)(b)	294
500,000	Clarinda Park CLO DAC 144A, (3 mo.
	EURIBOR + 3.400%), 3.40%, 11/15/29
	EUR (a)(b)(c)	555
350,000	Columbia Cent CLO 27 Ltd. 144A, (3 mo.
	LIBOR USD + 1.600%), 3.39%, 10/25/28 (a)(b)	351
642,783	CoreVest American Finance 2018-2 Trust 144A,
	4.03%, 11/15/52 (b)	682
1,077,426	Countrywide Asset-Backed Certificates,
	4.59%, 10/25/46 (e)	1,059
498,750	Domino’s Pizza Master Issuer LLC 144A,
	3.67%, 10/25/49 (b)	519
891,000	Driven Brands Funding LLC 144A,
	4.64%, 4/20/49 (b)	943
1,100,000	Dryden 36 Senior Loan Fund 144A, (3 mo.
	LIBOR USD + 1.750%), 3.58%, 4/15/29 (a)(b)	1,100

Principal or Shares	Security Description	Value (000)

1,300,000	Dryden 39 Euro CLO 2015 BV 144A, (3 mo.
	EURIBOR + 0.870%), 0.87%, 10/15/31
	EUR (a)(b)(c)	$1,447
680,750	FOCUS Brands Funding LLC 144A,
	3.86%, 4/30/47 (b)	683
123,016	GE-WMC Asset-Backed Pass-Through
	Certificates Series 2005-2, (1 mo. LIBOR USD
	+ 0.250%), 1.91%, 12/25/35 (a)	123
400,000	GPMT 2019-FL2 Ltd. 144A, (1 mo. LIBOR
	USD + 1.300%), 2.98%, 2/22/36 (a)(b)	402
500,000	GPMT 2019-FL2 Ltd. 144A, (1 mo. LIBOR
	USD + 1.600%), 3.28%, 2/22/36 (a)(b)	503
800,000	Greystone Commercial Real Estate Notes
	2018-HC1 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.550%), 3.23%, 9/15/28 (a)(b)	807
350,000	Greystone Commercial Real Estate Notes
	2018-HC1 Ltd. 144A, (1 mo. LIBOR USD
	+ 2.150%), 3.83%, 9/15/28 (a)(b)	349
500,000	Greystone Commercial Real Estate Notes
	2018-HC1 Ltd. 144A, (1 mo. LIBOR USD
	+ 2.650%), 4.33%, 9/15/28 (a)(b)	496
600,000	Greystone CRE Notes 2019-FL2 Ltd. 144A, (1
	mo. LIBOR USD + 2.400%),
	4.08%, 9/15/37 (a)(b)	604
600,000	Greystone CRE Notes 2019-FL2 Ltd. 144A, (1
	mo. LIBOR USD + 2.750%),
	4.43%, 9/15/37 (a)(b)	607
1,500,000	Greywolf CLO IV Ltd. 144A, (3 mo. LIBOR
	USD + 1.950%), 3.79%, 4/17/30 (a)(b)	1,500
500,000	Halcyon Loan Advisors Funding 2015-2 Ltd.
	144A, (3 mo. LIBOR USD + 1.650%),
	3.44%, 7/25/27 (a)(b)	502
750,000	Hunt CRE 2018-FL2 Ltd. 144A, (1 mo. LIBOR
	USD + 2.350%), 4.03%, 8/15/28 (a)(b)	754
580,598	JFIN CLO 2014 Ltd. 144A, (3 mo. LIBOR USD
	+ 0.950%), 2.77%, 4/21/25 (a)(b)	581
350,000	JFIN CLO 2014 Ltd. 144A, (3 mo. LIBOR USD
	+ 1.450%), 3.27%, 4/21/25 (a)(b)	350
850,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.100%), 2.77%, 6/15/36 (a)(b)	854
400,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.350%), 3.02%, 6/15/36 (a)(b)	402
250,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.600%), 3.27%, 6/15/36 (a)(b)	251
250,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD
	+ 2.000%), 3.67%, 6/15/36 (a)(b)	251
91,894	L.A. Arena Funding LLC 144A,
	7.66%, 12/15/26 (b)	97
1,000,000	LCM XX LP 144A, (3 mo. LIBOR USD
	+ 1.040%), 2.86%, 10/20/27 (a)(b)	1,001
500,000	LoanCore 2019-CRE2 Issuer Ltd. 144A, (1 mo.
	LIBOR USD + 1.500%), 3.18%, 5/15/36 (a)(b)	501
250,000	Madison Park Funding XIII Ltd. 144A, (3 mo.
	LIBOR USD + 2.850%), 4.67%, 4/19/30 (a)(b)	249
1,000,000	Marathon CRE 2018 FL1 Ltd. 144A, (1 mo.
	LIBOR USD + 1.150%), 2.83%, 6/15/28 (a)(b)	1,002

1   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

250,000	Marathon CRE 2018 FL1 Ltd. 144A, (1 mo.
	LIBOR USD + 1.550%), 3.23%, 6/15/28 (a)(b)	$251
1,390,143	NP SPE II LLC 144A, 2.86%, 11/19/49 (b)	1,397
750,000	Octagon Investment Partners 25 Ltd. 144A, (3
	mo. LIBOR USD + 0.800%),
	2.62%, 10/20/26 (a)(b)	750
700,000	OZLM XII Ltd. 144A, (3 mo. LIBOR USD
	+ 1.600%), 3.37%, 4/30/27 (a)(b)	698
450,000	OZLM XII Ltd. 144A, (3 mo. LIBOR USD
	+ 3.000%), 4.77%, 4/30/27 (a)(b)	436
950,000	Palmer Square CLO 2015-1 Ltd. 144A, (3 mo.
	LIBOR USD + 3.150%), 5.04%, 5/21/29 (a)(b)	953
400,000	Palmer Square Loan Funding 2020-1 Ltd. 144A,
	(3 mo. LIBOR USD + 4.850%),
	6.65%, 2/20/28 (a)(b)(f)	400
275,000	Planet Fitness Master Issuer LLC 144A,
	3.86%, 12/05/49 (b)	282
325,875	Planet Fitness Master Issuer LLC 144A,
	4.26%, 9/05/48 (b)	335
1,250,000	Regatta VII Funding Ltd. 144A, (3 mo. LIBOR
	USD + 1.060%), 2.97%, 12/20/28 (a)(b)	1,253
995,578	Shackleton 2015-VIII CLO Ltd. 144A, (3 mo.
	LIBOR USD + 0.920%), 2.75%, 10/20/27 (a)(b)	996
1,237,500	Taco Bell Funding LLC 144A,
	4.32%, 11/25/48 (b)	1,281
324,008	THL Credit Wind River 2015-2 CLO Ltd. 144A,
	(3 mo. LIBOR USD + 0.870%),
	2.70%, 10/15/27 (a)(b)	324
200,000	TPG Real Estate Finance 2018-FL2 Issuer Ltd.
	144A, (1 mo. LIBOR USD + 2.300%),
	3.97%, 11/15/37 (a)(b)	201
900,000	Venture XVII CLO Ltd. 144A, (3 mo. LIBOR
	USD + 0.880%), 2.71%, 4/15/27 (a)(b)	900
800,000	Westlake Automobile Receivables Trust 2018-3
	144A, 4.00%, 10/16/23 (b)	826
1,300,000	Westlake Automobile Receivables Trust 2019-3
	144A, 2.72%, 11/15/24 (b)	1,312
545,875	Wingstop Funding 2018-1 LLC 144A,
	4.97%, 12/05/48 (b)	564

Total Asset Backed (Cost - $43,667)		43,708

Bank Loans(g) (5%)
550,000	1011778 BC ULC Term Loan B 1L, (LIBOR
	USD 1-Month + 1.750%), 3.40%, 11/19/26	550
309,750	Air Canada Term Loan B 1L, (LIBOR USD
	1-Month + 1.750%), 3.41%, 10/06/23	312
128,673	American Airlines Inc. Term Loan B 1L, (LIBOR
	USD 3-Month + 2.000%), 3.68%, 12/14/23	129
600,035	Axalta Coating Systems U.S. Holdings Inc. Term
	Loan B3 1L, (LIBOR USD 3-Month + 1.750%),
	3.69%, 6/01/24	601
543,081	Change Healthcare Holdings LLC Term Loan B
	1L, (LIBOR USD 1-Month + 2.500%),
	4.15%, 3/01/24	544

Principal or Shares	Security Description	Value (000)

1,274,057	Charter Communications Operating LLC Term
	Loan B2 1L, (LIBOR USD 1-Month + 1.750%),
	3.40%, 2/01/27	$1,281
250,000	Froneri Lux FinCo SARL Term Loan B 1L, (3 mo.
	EURIBOR + 2.625%), 2.63%, 1/29/27 EUR (c)	278
200,000	Froneri U.S. Inc. Term Loan 2L, (LIBOR USD
	1-Month + 5.750%), 5.75%, 1/28/28	204
280,000	Grifols SA Term Loan B 1L, (LIBOR USD
	1-Month + 2.250%), 2.25%, 11/15/27 EUR	314
676,420	HCA Inc. Term Loan B13 1L, (LIBOR USD
	1-Month + 1.750%), 3.40%, 3/18/26	681
676,394	KFC Holding Co. Term Loan B 1L, (LIBOR USD
	1-Month + 1.750%), 3.41%, 4/03/25	680
528,245	Live Nation Entertainment Inc. Term Loan B 1L,
	(LIBOR USD 1-Month + 1.750%),
	3.44%, 10/16/26	530
619,766	Sabre GLBL Inc. Term Loan B 1L, (LIBOR USD
	1-Month + 2.000%), 3.65%, 2/22/24	623
700,000	Tacala Investment Corp. Term Loan B 1L,
	(LIBOR USD 1-Month + 4.000%),
	5.80%, 1/31/25	703
690,000	WMG Acquisition Corp. Term Loan F 1L,
	(LIBOR USD 1-Month + 2.125%),
	3.77%, 11/01/23	694
681,375	Wyndham Hotels & Resorts Inc. Term Loan B
	1L, (LIBOR USD 1-Month + 1.750%),
	3.40%, 5/30/25	687

Total Bank Loans (Cost - $8,666)		8,811

Corporate Bond (25%)
500,000	AbbVie Inc. 144A, 2.60%, 11/21/24 (b)	511
750,000	ADCB Finance Cayman Ltd. 144A,
	4.00%, 3/29/23 (b)	786
575,000	Alcoa Nederland Holding BV 144A,
	6.75%, 9/30/24 (b)	605
650,000	Antero Resources Corp., 5.13%, 12/01/22	562
500,000	Ares Capital Corp., 3.50%, 2/10/23	512
450,000	Ashland Services BV 144A, 2.00%, 1/30/28
	EUR (b)(c)	500
350,000	AT&T Inc., 0.25%, 3/04/26 EUR (c)	387
730,000	Athene Global Funding 144A,
	4.00%, 1/25/22 (b)	759
450,000	Avolon Holdings Funding Ltd. 144A,
	4.38%, 5/01/26 (b)	488
500,000	Banco Bradesco SA 144A, 2.85%, 1/27/23 (b)	503
400,000	Banco Bradesco SA 144A, 3.20%, 1/27/25 (b)	403
245,000	Banco de Credito del Peru 144A,
	2.70%, 1/11/25 (b)	246
400,000	Banco de Sabadell SA, 1.75%, 5/10/24
	EUR (c)(d)	461
400,000	Banco do Brasil SA 144A, (10 yr. US Treasury
	Yield Curve Rate T Note Constant Maturity
	+ 6.362%), 9.00%, (a)(b)(h)	464
388,000	Banco Internacional del Peru SAA Interbank
	144A, 3.25%, 10/04/26 (b)	394
400,000	Banco Santander SA, 2.71%, 6/27/24	411
500,000	Barclays PLC, (3 mo. LIBOR USD + 1.400%),
	4.61%, 2/15/23 (a)	524

Payden / Kravitz Cash Balance Plan Fund continued

Principal or Shares	Security Description	Value (000)

500,000	Becton Dickinson Euro Finance Sarl,
	0.63%, 6/04/23 EUR (c)	$564
400,000	BPCE SA 144A, 2.38%, 1/14/25 (b)	404
500,000	CaixaBank SA, 1.75%, 10/24/23 EUR (c)(d)	584
305,000	CDW LLC/CDW Finance Corp.,
	5.50%, 12/01/24	341
120,000	Centene Corp., 4.75%, 5/15/22	122
200,000	CenterPoint Energy Inc., 2.50%, 9/01/24	204
300,000	CenturyLink Inc., 5.63%, 4/01/20	301
500,000	Charter Communications Operating LLC/Charter
	Communications Operating Capital,
	4.50%, 2/01/24	544
170,000	Cheniere Corpus Christi Holdings LLC,
	5.88%, 3/31/25	193
225,000	Cheniere Energy Partners LP 144A,
	4.50%, 10/01/29 (b)	229
275,000	Cigna Corp., 3.75%, 7/15/23	291
250,000	CIT Bank NA, (U.S. Secured Overnight
	Financing Rate + 1.715%), 2.97%, 9/27/25 (a)	252
310,000	Covanta Holding Corp., 5.88%, 3/01/24	316
575,000	Credit Suisse Group AG 144A, (U.S. Secured
	Overnight Financing Rate + 1.560%),
	2.59%, 9/11/25 (a)(b)	585
250,000	DH Europe Finance II Sarl, 0.20%, 3/18/26 EUR (c)	277
250,000	Diamond Sports Group LLC/Diamond Sports
	Finance Co. 144A, 5.38%, 8/15/26 (b)	250
200,000	Diamond Sports Group LLC/Diamond Sports
	Finance Co. 144A, 6.63%, 8/15/27 (b)	187
450,000	Dollar Tree Inc., 3.70%, 5/15/23	475
182,000	Encompass Health Corp., 5.75%, 11/01/24	185
500,000	Enel Finance International NV 144A,
	4.63%, 9/14/25 (b)	556
300,000	Energy Transfer Operating LP, 2.90%, 5/15/25	304
700,000	Energy Transfer Operating LP, (3 mo. LIBOR
	USD + 4.028%), 6.25%, (a)(h)	666
670,000	EQM Midstream Partners LP, 4.75%, 7/15/23	662
250,000	Equinix Inc., 2.88%, 3/15/24 EUR (c)	285
410,000	Evergy Inc., 2.45%, 9/15/24	417
100,000	Fidelity National Information Services Inc.,
	0.75%, 5/21/23 EUR (c)	114
100,000	Fidelity National Information Services Inc.,
	2.60%, 5/21/25 GBP (c)	140
350,000	Ford Motor Credit Co. LLC, 2.98%, 8/03/22	352
200,000	Ford Motor Credit Co. LLC, 3.09%, 1/09/23	202
350,000	Ford Motor Credit Co. LLC, 3.35%, 11/01/22	355
900,000	Ford Motor Credit Co. LLC, 4.27%, 1/09/27	914
600,000	FS KKR Capital Corp., 4.75%, 5/15/22	625
450,000	GEMS MENASA Cayman Ltd./GEMS Education
	Delaware LLC 144A, 7.13%, 7/31/26 (b)	471
500,000	General Motors Financial Co. Inc.,
	3.55%, 7/08/22	516
600,000	Geopark Ltd. 144A, 5.50%, 1/17/27 (b)(i)	600
950,000	Goldman Sachs Group Inc., 3.63%, 2/20/24	1,011
315,000	Goodyear Tire & Rubber Co., 5.13%, 11/15/23	320
300,000	Grifols SA 144A, 1.63%, 2/15/25 EUR (b)(c)	337

Principal or Shares	Security Description	Value (000)

500,000	Icahn Enterprises LP/Icahn Enterprises Finance
	Corp. 144A, 4.75%, 9/15/24 (b)	$511
200,000	Icahn Enterprises LP/Icahn Enterprises Finance
	Corp. 144A, 5.25%, 5/15/27 (b)	201
310,000	Icahn Enterprises LP/Icahn Enterprises Finance
	Corp., 5.88%, 2/01/22	310
100,000	IHO Verwaltungs GmbH 144A, 3.63%, 5/15/25
	EUR (b)(c)	114
200,000	IHO Verwaltungs GmbH 144A,
	6.00%, 5/15/27 (b)	213
350,000	Indonesia Asahan Aluminium Persero PT 144A,
	5.23%, 11/15/21 (b)	368
300,000	Indonesia Asahan Aluminium Persero PT 144A,
	5.71%, 11/15/23 (b)	332
475,000	ING Groep NV, 4.10%, 10/02/23	510
435,000	International Lease Finance Corp.,
	4.63%, 4/15/21	449
335,000	Iron Mountain Inc., 5.75%, 8/15/24	339
400,000	Itau Unibanco Holding SA 144A,
	2.90%, 1/24/23 (b)	401
500,000	Itau Unibanco Holding SA 144A,
	3.25%, 1/24/25 (b)	505
400,000	Lloyds Banking Group PLC, (1 yr. US Treasury
	Yield Curve Rate T Note Constant Maturity
	+ 1.000%), 2.44%, 2/05/26 (a)	403
600,000	Lloyds Banking Group PLC, (3 mo. LIBOR USD
	+ 0.810%), 2.91%, 11/07/23 (a)	613
680,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR
	USD + 1.023%), 3.19%, 11/28/23 (a)(b)	702
200,000	Midwest Connector Capital Co. LLC 144A,
	3.63%, 4/01/22 (b)	206
450,000	Mizuho Financial Group Inc., (3 mo. LIBOR
	USD + 0.840%), 2.72%, 7/16/23 (a)	458
300,000	Morgan Stanley, (3 mo. EURIBOR + 0.753%),
	0.64%, 7/26/24 EUR (a)(c)	339
310,000	MPT Operating Partnership LP/MPT Finance
	Corp., 5.50%, 5/01/24	317
300,000	Navient Corp., 8.00%, 3/25/20	303
1,100,000	Nordea Bank Abp 144A, 4.88%, 5/13/21 (b)	1,141
700,000	Owl Rock Capital Corp., 4.00%, 3/30/25	723
450,000	Petrobras Global Finance BV, 6.90%, 3/19/49	549
400,000	Petroleos Mexicanos 144A, 6.49%, 1/23/27 (b)	435
250,000	Prosus NV 144A, 3.68%, 1/21/30 (b)	259
250,000	ReNew Power Pvt. Ltd. 144A,
	5.88%, 3/05/27 (b)	252
750,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	845
320,000	SBA Communications Corp., 4.00%, 10/01/22	326
900,000	SBA Tower Trust 144A, 2.84%, 1/15/25 (b)	933
200,000	Shriram Transport Finance Co. Ltd. 144A,
	5.10%, 7/16/23 (b)	201
300,000	Shriram Transport Finance Co. Ltd. 144A,
	5.95%, 10/24/22 (b)	308
450,000	SM Energy Co., 5.00%, 1/15/24	412
400,000	SM Energy Co., 6.13%, 11/15/22	397
320,000	SMBC Aviation Capital Finance DAC 144A,
	4.13%, 7/15/23 (b)	341

3   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

880,000	Smithfield Foods Inc. 144A, 3.35%, 2/01/22 (b)	$888
183,750	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II
	LLC/Sprint Spectrum Co. III LLC 144A,
	3.36%, 9/20/21 (b)	185
250,000	Standard Industries Inc. 144A, 2.25%, 11/21/26
	EUR (b)(c)	282
455,000	Sunoco LP/Sunoco Finance Corp.,
	4.88%, 1/15/23	468
550,000	Takeda Pharmaceutical Co. Ltd. 144A,
	0.38%, 11/21/20 EUR (b)(c)	612
400,000	Takeda Pharmaceutical Co. Ltd. 144A,
	1.13%, 11/21/22 EUR (b)(c)	458
150,000	Teva Pharmaceutical Finance IV LLC,
	2.25%, 3/18/20	150
550,000	Teva Pharmaceutical Finance Netherlands II BV,
	3.25%, 4/15/22 EUR (c)	615
920,000	Teva Pharmaceutical Finance Netherlands III BV,
	2.20%, 7/21/21	905
300,000	Teva Pharmaceutical Finance Netherlands III BV
	144A, 7.13%, 1/31/25 (b)	316
410,000	Thermo Fisher Scientific Inc., 0.13%, 3/01/25
	EUR (c)	455
700,000	Ventas Realty LP, 3.50%, 4/15/24	742
900,000	Viper Energy Partners LP 144A,
	5.38%, 11/01/27 (b)	940
350,000	Vistra Operations Co. LLC 144A,
	3.55%, 7/15/24 (b)	360
500,000	Worldline SA, 0.25%, 9/18/24 EUR (c)(d)	555
455,000	WPX Energy Inc., 4.50%, 1/15/30	458
500,000	Zimmer Biomet Holdings Inc., 1.16%, 11/15/27
	EUR (c)	573

Total Corporate Bond (Cost - $46,363)		47,345

Foreign Government (7%)
155,000	Dominican Republic International Bond 144A,
	5.88%, 4/18/24 (b)	167
833,333	Dominican Republic International Bond 144A,
	7.50%, 5/06/21 (b)	863
500,000	Egypt Government International Bond 144A,
	5.58%, 2/21/23 (b)	526
250,000	Egypt Government International Bond 144A,
	5.75%, 4/29/20 (b)	252
350,000	Egypt Government International Bond 144A,
	6.13%, 1/31/22 (b)	368
457,000	Fondo MIVIVIENDA SA, 3.50%, 1/31/23 (d)	471
1,020,000	Georgia Government International Bond,
	6.88%, 4/12/21 (d)	1,076
500,000	Ghana Government International Bond 144A,
	7.88%, 8/07/23 (b)	560
200,000	Ghana Government International Bond 144A,
	7.88%, 3/26/27 (b)	214
631,000	Guatemala Government Bond 144A,
	5.75%, 6/06/22 (b)	673
300,000	Guatemala Government Bond,
	5.75%, 6/06/22 (d)	320

Principal or Shares	Security Description	Value (000)

475,000	Hellenic Republic Government Bond 144A,
	1.88%, 2/04/35 EUR (b)(c)(d)	$536
500,000	Honduras Government International Bond 144A,
	7.50%, 3/15/24 (b)	560
870,000	Honduras Government International Bond 144A,
	8.75%, 12/16/20 (b)	914
300,000	Indonesia Government International Bond,
	0.90%, 2/14/27 EUR (c)	333
500,000	Kazakhstan Government International Bond
	144A, 1.55%, 11/09/23 EUR (b)(c)	581
200,000	Mongolia Government International Bond 144A,
	5.63%, 5/01/23 (b)	205
510,000	Mongolia Government International Bond 144A,
	10.88%, 4/06/21 (b)	551
200,000	Nigeria Government International Bond 144A,
	6.38%, 7/12/23 (b)	218
600,000	Nigeria Government International Bond,
	6.75%, 1/28/21 (d)	622
300,000	Nigeria Government International Bond 144A,
	6.75%, 1/28/21 (b)	311
250,000	Perusahaan Penerbit SBSN Indonesia III 144A,
	3.40%, 3/29/22 (b)	257
400,000	Republic of Belarus International Bond 144A,
	6.88%, 2/28/23 (b)	432
1,100,000	Republic of South Africa Government
	International Bond, 5.50%, 3/09/20	1,104
450,000	Senegal Government International Bond 144A,
	6.25%, 7/30/24 (b)	500
308,000	Senegal Government International Bond 144A,
	8.75%, 5/13/21 (b)	333
860,000	Sri Lanka Government International Bond 144A,
	6.25%, 10/04/20 (b)	872
350,000	Ukraine Government International Bond 144A,
	7.75%, 9/01/22 (b)	382

Total Foreign Government (Cost - $13,890)		14,201

Mortgage Backed (40%)
289,318	Alternative Loan Trust 2006-31CB,
	6.00%, 11/25/36	251
150,950	Alternative Loan Trust 2006-31CB,
	6.00%, 11/25/36	130
290,120	Alternative Loan Trust 2006-J5, 6.50%, 9/25/36	249
1,986,186	Alternative Loan Trust 2007-12T1,
	6.00%, 6/25/37	1,538
974,113	Alternative Loan Trust 2007-5CB,
	6.00%, 4/25/37	829
590,360	Alternative Loan Trust 2007-5CB,
	6.00%, 4/25/37	503
197,324	Alternative Loan Trust 2007-5CB,
	6.00%, 4/25/37	168
1,203,096	American Home Mortgage Assets Trust 2007-2,
	(1 mo. LIBOR USD + 0.125%),
	1.79%, 3/25/47 (a)	1,121
199,681	AREIT 2018-CRE2 Trust 144A, (1 mo. LIBOR
	USD + 1.400%), 3.07%, 11/14/35 (a)(b)	200
328,738	Banc of America Funding 2005-H Trust,
	3.93%, 11/20/35 (e)	298
8,194,906	BANK 2018-BNK13, 0.66%, 8/15/61 (e)	271

Payden / Kravitz Cash Balance Plan Fund continued

Principal or Shares	Security Description	Value (000)

298,132	BDS 2018-FL2 144A, (1 mo. LIBOR USD
	+ 0.950%), 2.62%, 8/15/35 (a)(b)	$299
300,000	BDS 2018-FL2 144A, (1 mo. LIBOR USD
	+ 1.400%), 3.07%, 8/15/35 (a)(b)	300
16,276,526	Benchmark 2018-B4 Mortgage Trust,
	0.69%, 7/15/51 (e)	559
400,000	BX Commercial Mortgage Trust 2019-XL 144A,
	(1 mo. LIBOR USD + 1.800%),
	3.48%, 10/15/36 (a)(b)	402
650,000	BX Commercial Mortgage Trust 2019-XL 144A,
	(1 mo. LIBOR USD + 2.000%),
	3.68%, 10/15/36 (a)(b)	654
800,000	BX Commercial Mortgage Trust 2019-XL 144A,
	(1 mo. LIBOR USD + 2.300%),
	3.98%, 10/15/36 (a)(b)	804
300,000	BX Commercial Mortgage Trust 2020-BXLP
	144A, (1 mo. LIBOR USD + 2.000%),
	3.75%, 12/15/29 (a)(b)	301
913,543	CGDBB Commercial Mortgage Trust
	2017-BIOC 144A, (1 mo. LIBOR USD
	+ 2.150%), 3.83%, 7/15/32 (a)(b)	912
456,255	Chase Mortgage Finance Trust Series 2007-S3,
	6.00%, 5/25/37	352
441,460	Chase Mortgage Finance Trust Series 2007-S3,
	6.00%, 5/25/37	340
550,000	CHC Commercial Mortgage Trust 2019-CHC
	144A, (1 mo. LIBOR USD + 2.350%),
	4.03%, 6/15/34 (a)(b)	551
350,000	CHC Commercial Mortgage Trust 2019-CHC
	144A, (1 mo. LIBOR USD + 2.608%),
	4.28%, 6/15/34 (a)(b)	351
102,833	CHL Mortgage Pass-Through Trust 2005-18,
	5.50%, 10/25/35	86
676,178	CHL Mortgage Pass-Through Trust 2006-HYB1,
	3.55%, 3/20/36 (e)	658
478,106	CHL Mortgage Pass-Through Trust 2007-HYB2,
	3.56%, 2/25/47 (e)	445
300,000	Citigroup Commercial Mortgage Trust
	2019-SST2 144A, (1 mo. LIBOR USD
	+ 1.300%), 2.98%, 12/15/36 (a)(b)	301
400,000	Citigroup Commercial Mortgage Trust
	2019-SST2 144A, (1 mo. LIBOR USD
	+ 1.600%), 3.28%, 12/15/36 (a)(b)	400
2,151,960	Connecticut Avenue Securities Trust 2019-HRP1
	144A, (1 mo. LIBOR USD + 2.150%),
	3.81%, 11/25/39 (a)(b)	2,172
80,175	Connecticut Avenue Securities Trust 2019-R01
	144A, (1 mo. LIBOR USD + 0.850%),
	2.51%, 7/25/31 (a)(b)	80
600,000	Connecticut Avenue Securities Trust 2019-R01
	144A, (1 mo. LIBOR USD + 2.450%),
	4.11%, 7/25/31 (a)(b)	609

Principal or Shares	Security Description	Value (000)

500,000	Connecticut Avenue Securities Trust 2019-R01
	144A, (1 mo. LIBOR USD + 4.350%),
	6.01%, 7/25/31 (a)(b)	$551
1,000,000	Connecticut Avenue Securities Trust 2019-R02
	144A, (1 mo. LIBOR USD + 4.150%),
	5.81%, 8/25/31 (a)(b)	1,096
550,000	Connecticut Avenue Securities Trust 2019-R03
	144A, (1 mo. LIBOR USD + 4.100%),
	5.76%, 9/25/31 (a)(b)	591
250,000	Connecticut Avenue Securities Trust 2019-R07
	144A, (1 mo. LIBOR USD + 2.100%),
	3.76%, 10/25/39 (a)(b)	253
300,000	Connecticut Avenue Securities Trust 2019-R07
	144A, (1 mo. LIBOR USD + 3.400%),
	5.06%, 10/25/39 (a)(b)	310
950,000	Credit Suisse Mortgage Capital Certificates
	2019-ICE4 144A, (1 mo. LIBOR USD
	+ 2.150%), 3.83%, 5/15/36 (a)(b)	956
500,000	Credit Suisse Mortgage Capital Certificates
	2019-ICE4 144A, (1 mo. LIBOR USD
	+ 2.650%), 4.33%, 5/15/36 (a)(b)	503
750,000	CSMC Trust 2017-MOON 144A,
	3.30%, 7/10/34 (b)(e)	752
635,957	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 4.000%), 5.66%, 5/25/25 (a)	680
1,025,070	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 4.250%), 5.91%, 1/25/29 (a)	1,093
371,509	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 4.550%), 6.21%, 2/25/25 (a)	387
270,316	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 5.000%), 6.66%, 7/25/25 (a)	288
441,543	First Horizon Alternative Mortgage Securities
	Trust 2006-AA5, 4.06%, 9/25/36 (e)	411
740,421	Flagstar Mortgage Trust 2018-1 144A,
	3.50%, 3/25/48 (b)(e)	752
800,000	Freddie Mac STACR 2019-HQA3 144A, (1 mo.
	LIBOR USD + 1.850%), 3.51%, 9/25/49 (a)(b)	804
600,000	Freddie Mac STACR 2019-HQA3 144A, (1 mo.
	LIBOR USD + 3.000%), 4.66%, 9/25/49 (a)(b)	625
250,000	Freddie Mac STACR 2019-HQA3 144A, (1 mo.
	LIBOR USD + 7.500%), 9.16%, 9/25/49 (a)(b)	271
450,000	Freddie Mac STACR REMIC Trust 2020-HQA
	144A, (1 mo. LIBOR USD + 1.900%),
	3.55%, 1/25/50 (a)(b)	452
900,000	Freddie Mac STACR Trust 2018-HQA2 144A, (1
	mo. LIBOR USD + 2.300%),
	3.96%, 10/25/48 (a)(b)	919
600,000	Freddie Mac STACR Trust 2019-DNA1 144A, (1
	mo. LIBOR USD + 2.650%),
	4.31%, 1/25/49 (a)(b)	615
1,830,626	Freddie Mac STACR Trust 2019-DNA2 144A, (1
	mo. LIBOR USD + 2.450%),
	4.11%, 3/25/49 (a)(b)	1,859
400,000	Freddie Mac STACR Trust 2019-DNA3 144A, (1
	mo. LIBOR USD + 2.050%),
	3.71%, 7/25/49 (a)(b)	404

5   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

200,000	Freddie Mac STACR Trust 2019-DNA4 144A, (1 mo. LIBOR USD + 2.700%),
	4.36%, 10/25/49 (a)(b)	$202
786,861	Freddie Mac STACR Trust 2019-FTR2 144A, (1 mo. LIBOR USD + 0.950%),
	2.61%, 11/25/48 (a)(b)	787
200,000	Freddie Mac STACR Trust 2019-FTR3 144A, (1 mo. LIBOR USD + 4.800%),
	6.54%, 9/25/47 (a)(b)	215
200,000	Freddie Mac STACR Trust 2019-FTR4 144A, (1 mo. LIBOR USD + 5.000%),
	6.66%, 11/25/47 (a)(b)	213
500,000	Freddie Mac STACR Trust 2019-HQA1 144A, (1
	mo. LIBOR USD + 2.350%),
	4.01%, 2/25/49 (a)(b)	507
650,000	Freddie Mac STACR Trust 2019-HQA2 144A, (1 mo. LIBOR USD + 2.050%),
	3.71%, 4/25/49 (a)(b)	656
500,000	Freddie Mac STACR Trust 2019-HRP1 144A, (1 mo. LIBOR USD + 1.400%),
	3.06%, 2/25/49 (a)(b)	502
675,000	Freddie Mac STACR Trust 2019-HRP1 144A, (1 mo. LIBOR USD + 2.250%),
	3.91%, 2/25/49 (a)(b)	682
450,000	Freddie Mac STACR Trust 2019-HRP1 144A, (1 mo. LIBOR USD + 9.500%),
	11.16%, 2/25/49 (a)(b)	490
950,000	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 1.800%),
	3.46%, 7/25/30 (a)	957
1,000,000	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 2.300%),
	3.96%, 9/25/30 (a)	1,018
700,000	Freddie Mac Structured Agency Credit Risk Debt
	Notes 144A, 4.15%, 8/25/48 (b)(e)	711
177,840	Freddie Mac Structured Agency Credit Risk Debt
	Notes 144A, 4.15%, 8/25/48 (b)(e)	179
1,250,000	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 4.600%),
	6.26%, 12/25/42 (a)	1,354
500,000	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 4.700%),
	6.36%, 3/25/28 (a)	533
298,709	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 9.000%),
	10.66%, 3/25/29 (a)	374
765,899	GSMPS Mortgage Loan Trust 2005-RP2 144A,
	(1 mo. LIBOR USD + 0.350%),
	2.01%, 3/25/35 (a)(b)	721
241,720	HarborView Mortgage Loan Trust 2004-10,
	3.87%, 1/19/35 (e)	248
55,054	HomeBanc Mortgage Trust 2004-1, (1 mo. LIBOR USD + 0.860%), 2.52%, 8/25/29 (a)	54
159,428	IndyMac INDX Mortgage Loan Trust
	2005-AR13, 3.79%, 8/25/35 (e)	148

Principal or Shares	Security Description	Value (000)

450,000	InTown Hotel Portfolio Trust 2018-STAY 144A, (1 mo. LIBOR USD + 3.100%),
	4.78%, 1/15/33 (a)(b)	$451
1,400,000	JP Morgan Chase Commercial Mortgage
	Securities Trust 2018-BCON 144A,
	3.76%, 1/05/31 (b)(e)	1,425
430,000	JP Morgan Chase Commercial Mortgage
	Securities Trust 2018-PHH 144A, (1 mo. LIBOR USD + 1.160%), 2.84%, 6/15/35 (a)(b)	431
92,556	JP Morgan Mortgage Trust 2006-S2,
	6.00%, 7/25/36	79
422,516	JP Morgan Mortgage Trust 2007-S2,
	6.00%, 6/25/37	318
177,525	JP Morgan Mortgage Trust 2014-IVR3 144A,
	3.00%, 9/25/44 (b)(e)	178
1,810,340	JP Morgan Mortgage Trust 2017-5 144A,
	3.15%, 10/26/48 (b)(e)	1,840
570,000	Madison Avenue Trust 2013-650M 144A,
	4.17%, 10/12/32 (b)(e)	574
75,833	Merrill Lynch Mortgage Investors Trust Series
	MLCC 2006-1, 3.74%, 2/25/36 (e)	77
3,969,903	Morgan Stanley Capital I Trust 2018-H3,
	1.00%, 7/15/51 (e)	220
550,000	Morgan Stanley Capital I Trust 2019-MEAD
	144A, 3.18%, 11/10/36 (b)	534
411,804	Morgan Stanley Mortgage Loan Trust
	2004-11AR, 3.20%, 1/25/35 (e)	402
300,000	Multifamily Connecticut Avenue Securities Trust
	2019-01 144A, (1 mo. LIBOR USD + 3.250%),
	4.91%, 10/15/49 (a)(b)	316
741,943	New Residential Mortgage Loan Trust 2014-3
	144A, 5.60%, 11/25/54 (b)(e)	817
844,660	New Residential Mortgage Loan Trust 2017-5
	144A, (1 mo. LIBOR USD + 1.500%),
	3.16%, 6/25/57 (a)(b)	860
900,000	Palisades Center Trust 2016-PLSD 144A,
	3.36%, 4/13/33 (b)	900
450,000	PFP 2019-5 Ltd. 144A, (1 mo. LIBOR USD + 1.420%), 3.09%, 4/14/36 (a)(b)	452
30,185	Prime Mortgage Trust 2005-4, 5.00%, 10/25/35	30
923,477	RALI Series 2005-QA7 Trust, 4.41%, 7/25/35 (e)	872
976,901	RALI Series 2005-QS14 Trust, 6.00%, 9/25/35	954
102,693	RALI Series 2006-QS4 Trust, 6.00%, 4/25/36	100
456,144	RALI Series 2007-QS1 Trust, 6.00%, 1/25/37	436
888,545	RALI Series 2007-QS2 Trust, 6.25%, 1/25/37	831
358,596	Residential Asset Securitization Trust 2006-A8,
	6.00%, 8/25/36	287
1,291,522	Ripon Mortgages PLC 144A, (3 mo. LIBOR GBP + 0.800%), 1.60%, 8/20/56 GBP (a)(b)(c)	1,712
500,000	STACR Trust 2018-DNA3 144A, (1 mo. LIBOR USD + 2.100%), 3.76%, 9/25/48 (a)(b)	507
1,779,259	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 1.650%), 3.31%, 4/25/43 (a)(b)	1,788
1,400,000	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 3.750%), 5.41%, 4/25/43 (a)(b)	1,474

Payden / Kravitz Cash Balance Plan Fund continued

Principal or Shares	Security Description	Value (000)

985,483	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 11.750%), 13.41%, 4/25/43 (a)(b)	$1,296
36,535	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 0.850%), 2.51%, 2/25/47 (a)(b)	37
550,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 1.250%), 2.91%, 2/25/47 (a)(b)	551
1,900,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 2.400%), 4.06%, 2/25/47 (a)(b)	1,953
700,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 10.500%), 12.16%, 2/25/47 (a)(b)	851
195,287	Structured Adjustable Rate Mortgage Loan Trust,
	3.85%, 12/25/35 (e)	160
594,776	Structured Asset Mortgage Investments II Trust
	2003-AR4, (1 mo. LIBOR USD + 0.700%),
	2.36%, 1/19/34 (a)	592
805,364	Structured Asset Mortgage Investments II Trust
	2005-AR4, (1 mo. LIBOR USD + 0.310%),
	1.97%, 12/25/35 (a)	836
229,934	Structured Asset Mortgage Investments II Trust
	2006-AR3, 3.43%, 5/25/36 (e)	134
2,434,392	Structured Asset Mortgage Investments II Trust
	2006-AR7, (1 mo. LIBOR USD + 0.210%),
	1.87%, 8/25/36 (a)	2,277
1,173	Structured Asset Mortgage Investments Trust
	2003-CL1, 2.74%, 7/25/32 (e)	1
221,898	Vendee Mortgage Trust 2011-2,
	3.75%, 12/15/33	2
571,136	VMC Finance 2018-FL2 LLC 144A, (1 mo. LIBOR USD + 0.920%), 2.59%, 10/15/35 (a)(b)	573
991,742	WaMu Mortgage Pass-Through Certificates
	Series 2005-AR11 Trust, (1 mo. LIBOR USD
	+ 0.320%), 1.98%, 8/25/45 (a)	995
782,141	WaMu Mortgage Pass-Through Certificates
	Series 2006-AR10 Trust, 3.71%, 9/25/36 (e)	763
239,520	WaMu Mortgage Pass-Through Certificates
	Series 2006-AR12 Trust, 3.33%, 10/25/36 (e)	230
394,502	WaMu Mortgage Pass-Through Certificates
	Series 2006-AR12 Trust, 3.69%, 10/25/36 (e)	391
380,060	WaMu Mortgage Pass-Through Certificates
	Series 2006-AR19 Trust, (Cost of Funds for the
	11th District of San Francisco + 1.250%),
	2.29%, 1/25/47 (a)	383
107,802	WaMu Mortgage Pass-Through Certificates
	Series 2006-AR4 Trust, (12 mo. Federal Reserve
	Cumulative Average USD + 0.940%),
	3.18%, 5/25/46 (a)	109
362,306	WaMu Mortgage Pass-Through Certificates
	Series 2007-HY1 Trust, 3.81%, 2/25/37 (e)	350
1,412,568	WaMu Mortgage Pass-Through Certificates
	Series 2007-HY1 Trust, 3.95%, 2/25/37 (e)	1,421
371,545	WaMu Mortgage Pass-Through Certificates
	Series 2007-HY2 Trust, 3.61%, 9/25/36 (e)	339
620,234	WaMu Mortgage Pass-Through Certificates
	Series 2007-HY7 Trust, 3.62%, 7/25/37 (e)	573
400,000	Wells Fargo Commercial Mortgage Trust
	2017-SMP 144A, (1 mo. LIBOR USD
	+ 1.650%), 3.33%, 12/15/34 (a)(b)	399

Principal or Shares	Security Description	Value (000)

10,715,350	Wells Fargo Commercial Mortgage Trust
	2018-C46, 1.11%, 8/15/51 (e)	$610

Total Mortgage Backed (Cost - $74,313)		75,948

U.S. Treasury (0%)
200,000	U.S. Treasury Note, 2.50%, 6/30/20 (j)(k)	201
251,000	U.S. Treasury Note, 2.63%, 8/31/20 (j)(k)	252

Total U.S. Treasury (Cost - $450)		453

Investment Company (1%)
2,977,531	Payden Cash Reserves Money Market Fund *
	(Cost - $2,978)	2,978

Purchase Options (0%)
Total Purchased Options (Cost - $37)		57

Purchased Swaptions (0%)
Total Purchased Swaptions (Cost - $83)		—
Total Investments, Before Options Written
(Cost - $190,447) (101%)		193,501

Written Swaptions (0%)
Total Written Swaptions (Cost - $(83))		—
Total Investments (Cost - $190,364) (101%)		193,501
Liabilities in excess of Other Assets (-1%)		(2,835)

Net Assets (100%)		$190,666

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2020.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Principal in foreign currency.
(d)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Yield to maturity at time of purchase.
(g)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2020. The stated maturity is subject to prepayments.
(h)	Perpetual security with no stated maturity date.
(i)

All or a portion of these securities are on loan. At January 31, 2020, the total market value of the Fund’s securities on loan is $30 and the total market value of the collateral held by the Fund is $31. Amount in 000s.

(j)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(k)	All or a portion of the security is pledged to cover futures contract margin requirements.

7   Payden Mutual Funds

Purchase Options

Description	Number of Contracts	Notional Amount (000s)	Exercise Price	Maturity Date	Value (000s)	Call/Put
S & P 500 Index	185	$59,672	2830.00	02/14/2020	$38	Put
S & P 500 Index	76	24,514	2720.00	02/28/2020	19	Put

Total Purchase Options		$84,186			$57

Purchased Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration date	Value (000s)	Call/Put
Purchased Swaptions 0.0%
2-Year Interest Rate Swap, 02/05/22, Pay Fixed 1.6375% Semi-Annually, Receive Variable Quarterly, 3-Month USD LIBOR	BNP PARIBAS	$24,646	02/05/2022	$—	Put

Written Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration date	Value (000s)	Call/Put
Written Swaptions 0.0%
10-Year Interest Rate Swap, 02/05/30, Receive Fixed 1.78% Semi-Annually, Pay Variable Quarterly, 3-Month USD LIBOR	BNP PARIBAS	$5,212	02/05/2030	$—	Put

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
EUR 473	USD 521	Citibank, N.A.	02/04/2020	$3
GBP 51	USD 66	HSBC Bank USA, N.A.	03/23/2020	1
USD 13,410	EUR 12,021	Citibank, N.A.	03/23/2020	35
USD 2,038	EUR 1,827	Citibank, N.A.	03/23/2020	5

				44

Liabilities:
BRL 1,611	USD 380	Citibank, N.A.	04/30/2020	(6)
EUR 728	USD 812	Citibank, N.A.	03/23/2020	(2)
MXN 7,200	USD 380	Citibank, N.A.	04/30/2020	(4)
RUB 23,890	USD 378	Citibank, N.A.	04/30/2020	(8)

USD 1,879	GBP 1,450	HSBC Bank USA, N.A.	03/23/2020	(38)
ZAR 4,190	USD 284	Citibank, N.A.	04/30/2020	(8)
				(66)

Net Unrealized Appreciation (Depreciation)				$(22)

Payden / Kravitz Cash Balance Plan Fund continued

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
AUD 3-Year Bond Future	255	Mar-20	$19,798	$30	$30
U.S. Treasury 2-Year Note Future	89	Mar-20	19,256	65	65
U.S. Treasury 5-Year Note Future	130	Mar-20	15,642	160	160

					255

Short Contracts:
Euro-Bobl Future	41	Mar-20	(6,137)	(38)	(38)
Euro-Bund Future	7	Mar-20	(1,359)	(17)	(17)

					(55)

Total Futures					$200

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation (Depreciation) (000s)
3-Year Interest Rate Swap, Receive Fixed 1.5535% Semi-Annually,	08/30/2022	$3,546	$(5)	$—	$(5)
Pay Variable 1.94625% (CDOR03 Index) Semi-Annually
3-Year Interest Rate Swap, Receive Fixed 1.558% Semi-Annually, Pay	08/30/2022	3,546	(5)	—	(5)
Variable 1.94625% (CDOR03 Index) Semi-Annually
3-Year Interest Rate Swap, Receive Fixed 1.575% Semi-Annually, Pay	08/30/2022	3,113	(6)	—	(6)
Variable 1.945% (CDOR03 Index) Semi-Annually
3-Year Interest Rate Swap, Receive Fixed 1.8905% Semi-Annually,	12/02/2022	1,715	8	—	8
Pay Variable 1.97% (CDOR03 Index) Semi-Annually

			$(8)	$—	$(8)

9   Payden Mutual Funds